UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Air Medical Group Holdings, Inc.
6.015% due 09/07/2024		$200	$202
Alphabet Holding Co., Inc.
5.377% due 09/26/2024		299	278
Altice Financing S.A.
4.470% due 01/31/2026		150	147
Aramark Services, Inc.
3.877% due 03/11/2025		200	201
Avantor, Inc.
5.877% due 11/21/2024		239	242
Barracuda Networks, Inc.
5.061% due 02/12/2025		50	50
Beacon Roofing Supply, Inc.
3.936% due 01/02/2025		90	91
BMC Software Finance, Inc.
5.127% due 09/10/2022		2,154	2,166
Caesars Entertainment Operating Co.
4.377% due 10/06/2024		100	100
Caesars Resort Collection LLC
4.627% due 12/22/2024		998	1,005
California Resources Corp.
6.572% due 12/31/2022		100	102
Centene Corp.
TBD% due 09/13/2018		3,400	3,400
CenturyLink, Inc.
4.627% due 01/31/2025		998	984
Crown Americas LLC
TBD% due 01/29/2025		100	101
CSC Holdings LLC
4.277% due 01/25/2026		200	200
Dell, Inc.
3.880% due 09/07/2023		100	100
Drillship Kithira Owners, Inc.
1.000% due 09/20/2024		5,822	6,059
Dubai World
TBD% due 09/30/2022		9,011	8,635
Frontier Communications Corp.
5.630% due 06/15/2024		2,786	2,755
Gartner, Inc.
3.877% due 04/05/2024		52	53
Genworth Financial, Inc.
6.202% due 02/22/2023		50	51
IRB Holding Corp.
4.936% due 02/05/2025		100	101
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	100	119
Meredith Corp.
4.877% due 01/31/2025		$100	101
MH Sub LLC
5.527% due 09/13/2024		269	270
Multi Color Corp.
4.127% due 10/31/2024		39	39
Numericable Group S.A.
4.720% due 01/31/2026		249	242
Parexel International Corp.
4.627% due 09/27/2024		100	100
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		500	498
Sequa Mezzanine Holdings LLC
10.752% due 04/28/2022		9,600	9,792
Silicon Valley
1.000% due 11/09/2024 †«(k)		5,540	5,540
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		800	805
SS&C Technologies, Inc.
TBD% due 02/28/2025		800	805
Syniverse Holdings, Inc.
6.718% due 03/09/2023		140	142
TerraForm Power Operating LLC
4.627% due 11/08/2022		100	100
Traverse Midstream Partners LLC
5.850% due 09/27/2024		91	91

Tronox Blocked Borrower LLC
5.302% due 09/22/2024		45	46
Tronox Finance LLC
5.302% due 09/22/2024		104	105
Unitymedia Finance LLC
4.027% due 01/15/2026		200	200
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	700	861
UPC Financing Partnership
4.277% due 01/15/2026		$300	301
West Corp.
5.877% due 10/10/2024		72	72
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		200	200

Total Loan Participations and Assignments (Cost $47,149)			47,452

CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 10.5%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900	6,901
Ambac Assurance Corp.
5.100% due 06/07/2020 (m)		184	245
Ambac LSNI LLC
6.811% due 02/12/2023 ~		885	896
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	900	1,301
Assurant, Inc.
4.200% due 09/27/2023		$138	139
Athene Holding Ltd.
4.125% due 01/12/2028		126	121
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		638	633
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		410	406
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)	EUR	200	267
Banistmo S.A.
3.650% due 09/19/2022		$200	192
Bank of America Corp.
5.875% due 03/15/2028 •(i)		1,040	1,048
Barclays Bank PLC
7.625% due 11/21/2022 (j)(m)		10,100	11,102
Barclays PLC
3.250% due 01/17/2033	GBP	400	544
6.500% due 09/15/2019 •(i)(j)(m)	EUR	2,300	3,013
7.250% due 03/15/2023 •(i)(m)	GBP	2,500	3,758
7.875% due 09/15/2022 •(i)(m)		1,200	1,838
8.000% due 12/15/2020 •(i)(m)	EUR	2,400	3,368
Brookfield Finance, Inc.
3.900% due 01/25/2028		$212	206
4.700% due 09/20/2047		182	177
Cantor Fitzgerald LP
7.875% due 10/15/2019 (m)		6,540	6,953
CIT Group, Inc.
4.125% due 03/09/2021		142	143
5.250% due 03/07/2025		130	133
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	63	73
Equinix, Inc.
2.875% due 03/15/2024		300	367
2.875% due 10/01/2025		100	119
2.875% due 02/01/2026		300	352
Exeter Finance Corp.
9.750% due 05/20/2019 «		$9,700	9,486
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (m)		648	659
High Street Funding Trust
4.111% due 02/15/2028		100	101
4.682% due 02/15/2048		100	104
HSBC Holdings PLC
6.250% due 03/23/2023 •(i)(j)		780	792
6.500% due 03/23/2028 •(i)(j)		1,220	1,246
Hunt Cos., Inc.
6.250% due 02/15/2026		60	58
Iron Mountain, Inc.
5.250% due 03/15/2028		16	15
iStar, Inc.
4.625% due 09/15/2020		32	32
5.250% due 09/15/2022		114	111
Jefferies Finance LLC
6.875% due 04/15/2022 (m)		700	697
7.250% due 08/15/2024		200	198
7.500% due 04/15/2021 (m)		2,500	2,541

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		162	161
Life Storage LP
3.875% due 12/15/2027		68	66
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(i)(j)	GBP	1,500	2,356
7.875% due 06/27/2029 •(i)(m)		14,473	24,547
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$3,800	3,850
MetLife, Inc.
5.875% due 03/15/2028 •(i)		360	367
Nationwide Building Society
10.250% ~(i)	GBP	42	9,138
Navient Corp.
6.500% due 06/15/2022 (m)		$1,784	1,846
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		104	107
Physicians Realty LP
3.950% due 01/15/2028 (m)		148	142
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		10,200	11,062
Preferred Term Securities Ltd.
2.505% (US0003M + 0.380%) due 09/23/2035 ~		520	486
Provident Funding Associates LP
6.375% due 06/15/2025		58	58
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		2,683	2,925
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,789	6,035
8.000% due 08/10/2025 •(i)(j)(m)		4,575	5,027
8.625% due 08/15/2021 •(i)(j)(m)		4,120	4,486
Santander Holdings USA, Inc.
3.400% due 01/18/2023 (m)		140	137
4.400% due 07/13/2027 (m)		46	46
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(m)	GBP	2,300	3,510
7.375% due 06/24/2022 •(i)(m)		1,700	2,603
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		$2,900	2,853
6.125% due 05/15/2022 (m)		1,463	1,495
6.875% due 03/15/2025		900	906
8.250% due 12/15/2020		580	633
Starwood Property Trust, Inc.
4.750% due 03/15/2025		173	169
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	440	664
STORE Capital Corp.
4.500% due 03/15/2028		$92	91
Tesco Property Finance PLC
6.052% due 10/13/2039 (m)	GBP	3,285	5,455
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$11,877	2,909
Vici Properties LLC
8.000% due 10/15/2023		1,825	2,031

			156,496

INDUSTRIALS 13.2%
Air Canada Pass-Through Trust
3.700% due 07/15/2027 (m)		56	55
Altice Financing S.A.
6.625% due 02/15/2023		5,900	5,856
Altice France S.A.
5.375% due 05/15/2022	EUR	1,700	2,136
Altice Luxembourg S.A.
7.250% due 05/15/2022		6,000	7,190
7.750% due 05/15/2022 (m)		$3,020	2,812
American Woodmark Corp.
4.875% due 03/15/2026		30	29
Andeavor Logistics LP
3.500% due 12/01/2022		26	26
4.250% due 12/01/2027		46	45
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)		267	270
4.375% due 04/15/2038 (c)		258	263
4.600% due 04/15/2048 (c)		212	219
4.750% due 04/15/2058 (c)		325	333
Aramark Services, Inc.
5.000% due 02/01/2028		128	126
Baidu, Inc.
3.875% due 09/29/2023		400	401
4.375% due 03/29/2028		200	201
Ball Corp.
4.875% due 03/15/2026		169	170
Berry Global, Inc.
4.500% due 02/15/2026		162	154

BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		5,450	5,470
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		4,942	4,948
Boyne USA, Inc.
7.250% due 05/01/2025 (c)		3	3
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(k)		2,483	4
11.000% due 12/09/2022 ^(e)		5,598	2,435
Caesars Resort Collection LLC
5.250% due 10/15/2025		18	17
Campbell Soup Co.
2.645% due 03/16/2020 ~		350	350
2.775% due 03/15/2021 ~		240	240
3.300% due 03/15/2021		250	252
3.650% due 03/15/2023		330	331
3.950% due 03/15/2025		280	279
4.150% due 03/15/2028		330	327
4.800% due 03/15/2048		90	90
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (c)		310	318
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)		64	65
Charter Communications Operating LLC
4.200% due 03/15/2028		320	307
Cheniere Energy Partners LP
5.250% due 10/01/2025		77	76
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		57	57
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		80	78
Community Health Systems, Inc.
5.125% due 08/01/2021		5,855	5,474
6.250% due 03/31/2023		8,745	8,100
Coty, Inc.
6.500% due 04/15/2026 (c)		230	232
Crown Americas LLC
4.750% due 02/01/2026		113	110
CSC Holdings LLC
5.375% due 02/01/2028		300	284
CSN Resources S.A.
6.500% due 07/21/2020 (m)		595	580
CVS Health Corp.
2.687% due 03/09/2020 ~		280	281
2.777% due 03/09/2021 ~		114	115
3.125% due 03/09/2020		460	461
3.350% due 03/09/2021		400	402
3.700% due 03/09/2023		1,190	1,195
4.100% due 03/25/2025		710	715
4.300% due 03/25/2028		980	988
4.780% due 03/25/2038		240	244
5.050% due 03/25/2048		360	379
DAE Funding LLC
4.000% due 08/01/2020		150	147
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (m)		5,500	6,002
Discovery Communications LLC
2.500% due 09/20/2024	GBP	100	138
3.950% due 03/20/2028 (m)		$110	106
Ensco PLC
7.750% due 02/01/2026		22	20
Exela Intermediate LLC
10.000% due 07/15/2023		267	271
First Quantum Minerals Ltd.
6.500% due 03/01/2024		200	190
6.875% due 03/01/2026		200	190
Fresh Market, Inc.
9.750% due 05/01/2023		8,520	4,984
Frontier Finance PLC
8.000% due 03/23/2022	GBP	10,500	15,091
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$798	776
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		130	133
Hologic, Inc.
4.375% due 10/15/2025		62	60
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		1,700	1,358
9.000% due 03/01/2021 ^(e)		15,830	12,575
9.000% due 09/15/2022 ^(e)		4,000	3,180
10.625% due 03/15/2023 ^(e)		8,500	6,736
11.250% due 03/01/2021 ^(e)		3,550	2,822
IHS Markit Ltd.
4.000% due 03/01/2026		12	12
Ingevity Corp.
4.500% due 02/01/2026		90	87

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		1,500	1,219
7.250% due 10/15/2020 (m)		16,357	15,212
9.750% due 07/15/2025		269	252
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,500	3,607
8.125% due 06/01/2023		8,785	4,261
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (m)		9,710	9,613
IRB Holding Corp.
6.750% due 02/15/2026		53	52
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		50	51
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		318	248
Meredith Corp.
6.875% due 02/01/2026		116	119
Netflix, Inc.
4.875% due 04/15/2028		61	59
OGX Austria GmbH
8.500% due 06/01/2018 ^(e)		16,700	0
OI European Group BV
4.000% due 03/15/2023		71	68
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		172	169
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		190	181
4.500% due 03/15/2023		380	361
5.250% due 08/15/2022 (m)		5,329	5,241
5.500% due 02/15/2024 (m)		3,882	3,775
Petroleos Mexicanos
6.500% due 03/13/2027 (m)		490	524
6.750% due 09/21/2047 (m)		290	294
PetSmart, Inc.
5.875% due 06/01/2025		243	177
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		490	490
Pitney Bowes, Inc.
4.700% due 04/01/2023		81	77
ProGroup AG
3.000% due 03/31/2026	EUR	100	122
QVC, Inc.
5.950% due 03/15/2043 (m)		$2,100	2,053
Radiate Holdco LLC
6.875% due 02/15/2023		160	156
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		18	18
Safeway, Inc.
7.250% due 02/01/2031		510	416
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	100	120
5.000% due 10/15/2025		$27	26
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		128	129
Spirit Issuer PLC
5.472% due 12/28/2034 (m)	GBP	12,120	17,836
Sprint Spectrum Co. LLC
4.738% due 09/20/2029 (m)		$600	604
5.152% due 09/20/2029 (m)		800	806
Standard Industries, Inc.
4.750% due 01/15/2028		216	204
Sunoco LP
4.875% due 01/15/2023		164	158
T-Mobile USA, Inc.
4.750% due 02/01/2028		102	98
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	192
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	800	989
4.500% due 03/01/2025		300	371
6.000% due 04/15/2024		$500	486
6.750% due 03/01/2028		300	297
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		70	68
Tronox, Inc.
6.500% due 04/15/2026 (c)		162	162
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,899	2,968
6.542% due 03/30/2021		3,348	4,957
United Group BV
4.375% due 07/01/2022	EUR	200	251
4.875% due 07/01/2024		200	250
UPCB Finance Ltd.
3.625% due 06/15/2029		430	515
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$40	39

6.500% due 03/15/2022		188	195
7.000% due 03/15/2024		360	377
9.250% due 04/01/2026		48	48
ViaSat, Inc.
5.625% due 09/15/2025		218	211
Viking Cruises Ltd.
5.875% due 09/15/2027		78	74
VOC Escrow Ltd.
5.000% due 02/15/2028		176	168
Vrio Finco 1 LLC
6.250% due 04/04/2023 (c)		250	254
6.875% due 04/04/2028 (c)		1,525	1,540
Western Digital Corp.
4.750% due 02/15/2026 (m)		642	642
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	445
2.750% due 01/20/2024 ~		400	455
3.125% due 01/20/2025		200	217
5.000% due 01/20/2026		$200	171
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		78	78
Wynn Macau Ltd.
4.875% due 10/01/2024		300	293
5.500% due 10/01/2027		300	295

			196,175

UTILITIES 3.1%
AT&T, Inc.
2.850% due 02/14/2023		460	462
3.400% due 08/14/2024 (m)		910	915
3.900% due 08/14/2027 (m)		820	827
4.900% due 08/14/2037 (m)		836	845
5.150% due 02/14/2050 (m)		1,254	1,269
5.300% due 08/14/2058 (m)		376	380
Calpine Corp.
5.250% due 06/01/2026		38	37
Frontier Communications Corp.
8.500% due 04/01/2026		200	195
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (m)		2,000	1,994
6.000% due 11/27/2023 (m)		25,400	27,264
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,256	1,231
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		858	830
Petrobras Global Finance BV
5.299% due 01/27/2025		76	75
5.999% due 01/27/2028		386	383
6.125% due 01/17/2022 (m)		860	921
6.250% due 12/14/2026	GBP	1,500	2,257
6.625% due 01/16/2034		700	1,047
6.750% due 01/27/2041 (m)		$2,378	2,325
6.850% due 06/05/2115 (m)		617	586
7.375% due 01/17/2027		1,648	1,787
Sprint Capital Corp.
6.900% due 05/01/2019		19	20
Sprint Corp.
7.625% due 03/01/2026		741	725
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	120	148
3.375% due 10/27/2036	GBP	150	210

			46,733

Total Corporate Bonds & Notes (Cost $396,373)			399,404

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Caesars Entertainment Corp.
5.000% due 10/01/2024		$4,394	7,682

Total Convertible Bonds & Notes (Cost $8,200)			7,682

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	477
7.750% due 01/01/2042		760	828
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	74
7.350% due 07/01/2035		50	55

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		580	545

			1,979

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		95,900	5,812

Total Municipal Bonds & Notes (Cost $6,838)			7,791

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
4.049% (- 1.0*LIBOR01M + 5.920%) due 07/25/2041 ~(a)(m)		5,182	680
4.199% (- 1.0*LIBOR01M + 6.070%) due 10/25/2040 ~(a)(m)		7,892	769
4.479% (- 1.0*LIBOR01M + 6.350%) due 12/25/2037 ~(a)		276	24
4.569% (- 1.0*LIBOR01M + 6.440%) due 03/25/2037 ~(a)		2,001	268
4.569% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)(m)		15,438	2,166
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)		204	23
4.649% (- 1.0*LIBOR01M + 6.520%) due 09/25/2037 ~(a)(m)		925	131
4.779% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 ~(a)		144	16
4.849% (- 1.0*LIBOR01M + 6.720%) due 06/25/2037 ~(a)		606	48
5.109% (- 1.0*LIBOR01M + 6.980%) due 03/25/2038 ~(a)		2,042	369
5.129% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)(m)		1,292	176
5.229% (- 1.0*LIBOR01M + 7.100%) due 06/25/2023 ~(a)(m)		1,603	111
5.422% (US0001M + 3.550%) due 07/25/2029 ~		1,830	1,989
7.622% (US0001M + 5.750%) due 07/25/2029 ~		2,460	2,877
8.164% (- 2.25*LIBOR01M + 12.375%) due 01/25/2041 ~(m)		5,985	6,665
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(h)(m)		64,209	40,156
0.100% due 02/25/2046 - 11/25/2050 (a)		637,395	2,732
0.200% due 04/25/2045 (a)		12,268	20
2.011% due 11/25/2045 ~(a)		23,213	3,503
4.633% (- 1.0*LIBOR01M + 6.410%) due 05/15/2037 ~(a)		186	20
4.693% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)		2,672	309
4.803% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)(m)		963	129
4.923% (- 1.0*LIBOR01M + 6.700%) due 04/15/2036 ~(a)		1,409	137
6.003% (- 1.0*LIBOR01M + 7.780%) due 09/15/2036 ~(a)(m)		1,611	298
7.022% (US0001M + 5.150%) due 10/25/2029 ~		4,500	5,082
9.557% (- 3.0*LIBOR01M + 14.550%) due 09/15/2041 ~		602	675
10.872% (US0001M + 9.000%) due 03/25/2029 ~		2,097	2,589
12.372% (US0001M + 10.500%) due 10/25/2028 ~		499	691
12.434% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~		133	138
12.622% (US0001M + 10.750%) due 03/25/2025 ~		3,219	4,411

Total U.S. Government Agencies (Cost $79,157)			77,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 75.5%
Alba PLC
0.866% (BP0003M + 0.260%) due 12/15/2038 ~	GBP	8,807	11,575
American Home Mortgage Assets Trust
2.162% (US0001M + 0.290%) due 08/25/2037 ^~(m)		$11,273	10,142
2.412% (US0001M + 0.540%) due 11/25/2035 ~(m)		2,388	2,296
American Home Mortgage Investment Trust
2.472% (US0001M + 0.600%) due 09/25/2045 ~(m)		6,400	6,215
2.772% (US0001M + 0.900%) due 02/25/2044 ~(m)		9,739	8,207
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~		783	663
6.000% due 06/25/2037		290	270
6.000% due 06/25/2046		121	112
Banc of America Commercial Mortgage Trust
5.734% due 07/10/2046 ~(m)		1,383	1,381
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		10,154	10,043
1.832% due 08/25/2047 ^~		6,423	4,918
2.032% (US0001M + 0.210%) due 04/20/2047 ^~(m)		14,673	13,251
2.272% (US0001M + 0.450%) due 02/20/2035 ~(m)		4,612	4,482
3.530% due 01/20/2047 ^~		221	196
3.686% due 01/25/2035 ~		391	356
3.728% due 03/20/2036 ^~(m)		1,705	1,482
6.119% due 07/26/2036 ~		12,702	6,279
Banc of America Mortgage Trust
3.622% due 10/20/2046 ^~		183	120
3.630% due 01/25/2036 ~		815	772
Bancaja Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.110%) due 10/25/2037 ~	EUR	2,062	2,519
Barclays Commercial Mortgage Securities Trust
6.777% (LIBOR01M + 5.000%) due 08/15/2027 ~(m)		$9,900	9,731
Bayview Commercial Asset Trust
2.302% (LIBOR01M + 0.645%) due 08/25/2034 ~		146	143
BCAP LLC Trust
3.434% due 11/26/2035 ~(m)		7,786	7,565
3.434% due 02/26/2036 ~		6,954	5,462
3.491% due 07/26/2035 ~		1,584	1,529
3.491% due 04/26/2037 ~(m)		15,752	13,637

3.495% due 06/26/2036 ~	6,333	5,728
3.609% due 07/26/2045 ~(m)	7,018	6,234
3.627% due 10/26/2035 ~	6,052	5,776
4.012% due 03/26/2035 ~(m)	6,487	6,303
5.500% due 12/26/2035 ~(m)	6,919	4,907
6.000% due 08/26/2037 ~	3,820	3,330
Bear Stearns Adjustable Rate Mortgage Trust
3.577% due 06/25/2047 ^~(m)	3,726	3,679
Bear Stearns ALT-A Trust
2.072% (US0001M + 0.200%) due 02/25/2034 ~(m)	6,597	5,903
3.562% due 11/25/2035 ^~(m)	19,101	16,035
3.618% due 09/25/2035 ^~(m)	9,850	7,708
BRAD Resecuritization Trust
2.184% due 03/12/2021 «	23,150	1,089
6.550% due 03/12/2021 «	4,328	4,341
CD Mortgage Trust
5.688% due 10/15/2048 (m)	9,600	4,794
Chase Mortgage Finance Trust
3.332% due 01/25/2036 ~(m)	10,945	10,402
3.456% due 03/25/2037 ^~(m)	2,993	2,958
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~	425	327
Citigroup Mortgage Loan Trust
3.465% due 09/25/2037 ^~(m)	7,129	6,745
3.479% due 02/25/2036 ~	8,286	5,575
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~(m)	550	529
3.740% due 10/25/2035 ^~	3,284	3,288
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(m)	374	222
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~(m)	8,955	5,527
Commercial Mortgage Trust
4.750% due 10/15/2045 ~	1,668	1,259
5.377% due 12/10/2046	876	882
5.505% due 03/10/2039 ~	410	318
Countrywide Alternative Loan Trust
0.783% due 12/25/2035 ~(a)	15,127	524
1.600% due 12/25/2035 ~(a)	9,254	620
2.062% (US0001M + 0.190%) due 09/25/2046 ^~(m)	13,722	11,795
2.122% (US0001M + 0.250%) due 06/25/2037 ~(m)	17,045	12,271
2.602% (US0001M + 0.730%) due 11/25/2035 ~(m)	17,263	17,090
3.462% due 06/25/2047 ~	220	184
5.279% (- 1.0*US0001M + 7.150%) due 07/25/2036 ~(a)	11,918	3,122
5.500% due 02/25/2020	41	41
5.500% due 07/25/2035 ^(m)	1,697	1,476
5.500% due 11/25/2035 ^(m)	750	685
5.500% due 01/25/2036 ^	146	145
5.500% due 04/25/2037 (m)	2,786	2,327
5.750% due 01/25/2036	246	205
5.750% due 01/25/2037 ^(m)	8,863	7,501
5.750% due 04/25/2037 ^(m)	2,545	2,391
6.000% due 06/25/2036 ^	420	374
6.000% due 11/25/2036 ^	420	366
6.000% due 12/25/2036	222	158
6.000% due 01/25/2037 ^(m)	1,886	1,741
6.000% due 02/25/2037 ^(m)	1,129	772
6.000% due 03/25/2037 ^	3,393	2,247
6.000% due 03/25/2037 ^(m)	11,012	7,292
6.000% due 04/25/2037 ^	6,847	4,849
6.000% due 07/25/2037 ^(m)	1,209	1,178
27.771% (- 6.0*US0001M + 39.000%) due 05/25/2037 ^~	1,170	1,872
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.340%) due 03/25/2036 ~	2,013	520
2.472% (US0001M + 0.600%) due 03/25/2035 ~	223	208
3.303% due 11/20/2035 ~(m)	14,743	13,521
3.641% due 06/25/2047 ^~(m)	6,419	6,061
3.742% (US0001M + 1.870%) due 03/25/2046 ^~	11,094	7,306
5.000% due 11/25/2035 ^	52	42
5.500% due 12/25/2034	128	124
5.500% due 11/25/2035 ^	63	57
6.000% due 07/25/2037 ^	268	228
6.000% due 08/25/2037 (m)	6,207	5,259
6.000% due 08/25/2037 ^	3	3
Credit Suisse Mortgage Capital Certificates
3.383% due 07/26/2049 ~(m)	9,253	8,295
3.396% due 07/26/2037 ~(m)	12,330	11,402
3.493% due 02/27/2047 ~(m)	52,942	34,178
3.707% due 04/26/2035 ~(m)	18,347	18,033
7.000% due 08/26/2036	15,442	7,419
7.000% due 08/27/2036	4,008	2,480
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (m)	8,077	5,818
6.500% due 07/26/2036 ^(m)	12,700	7,107
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(m)	4,498	4,128

Debussy DTC PLC
5.930% due 07/12/2025	GBP	21,250	25,491
8.250% due 07/12/2025		5,000	2,573
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$613	560
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	329	404
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	3,128
1.604% (BP0003M + 1.000%) due 06/13/2045 ~		7,379	9,824
1.854% (BP0003M + 1.250%) due 06/13/2045 ~		7,661	9,934
2.354% (BP0003M + 1.750%) due 06/13/2045 ~		4,724	5,770
4.104% (BP0003M + 3.500%) due 06/13/2045 ~		1,690	2,053
First Horizon Alternative Mortgage Securities Trust
3.375% due 08/25/2035 ^~		$1,948	381
5.229% (- 1.0*US0001M + 7.100%) due 11/25/2036 ~(a)		1,330	342
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		499	410
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	1,487	1,725
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~		6,158	6,813
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 12/25/2046 ^~(m)		$4,544	4,130
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	10,964	12,155
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(m)		$12,800	11,432
GSR Mortgage Loan Trust
3.858% due 11/25/2035 ~		235	202
6.500% (US0001M + 0.600%) due 08/25/2036 ^~		969	738
HarborView Mortgage Loan Trust
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~(m)		18,275	15,853
2.308% (US0001M + 0.500%) due 01/19/2036 ~(m)		8,963	7,080
2.472% (US0001M + 0.650%) due 06/20/2035 ~(m)		10,608	10,498
2.722% (US0001M + 0.900%) due 06/20/2035 ~(m)		2,448	2,404
Hipocat FTA
0.000% (EUR003M + 0.140%) due 10/24/2039 ~	EUR	5,979	6,993
0.000% (EUR003M + 0.130%) due 01/15/2050 ~		5,831	6,603
0.000% (EUR003M + 0.160%) due 01/15/2050 ~		1,939	2,281
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~		2,146	2,401
Impac CMB Trust
2.592% (US0001M + 0.720%) due 10/25/2034 ~		$275	271
Impac Secured Assets Trust
1.982% (US0001M + 0.110%) due 05/25/2037 ^~		12	10
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 11/25/2046 ~(m)		7,718	7,043
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~(m)		4,683	3,388
2.172% (US0001M + 0.300%) due 07/25/2036 ~		644	538
3.468% due 03/25/2037 ~		55	53
3.476% due 06/25/2037 ^~(m)		5,291	4,656
3.713% due 02/25/2035 ~		390	378
JPMorgan Alternative Loan Trust
2.072% (US0001M + 0.200%) due 06/25/2037 ~(m)		36,752	22,912
3.391% due 11/25/2036 ^~(m)		1,812	1,934
5.960% due 12/25/2036 ^(m)		8,725	8,496
JPMorgan Chase Commercial Mortgage Securities Trust
1.653% due 06/15/2045 ~(a)(m)		45,720	2,007
5.585% due 01/12/2043 ~(m)		1,422	1,459
5.705% due 12/15/2044 ~(m)		4,180	4,169
JPMorgan Mortgage Trust
3.485% due 10/25/2036 ~		1,171	1,040
3.556% due 06/25/2037 ^~(m)		5,223	5,138
Lavender Trust
5.500% due 09/26/2035		5,307	5,092
6.000% due 11/26/2036 (m)		14,340	12,970
LB-UBS Commercial Mortgage Trust
0.203% due 02/15/2040 ~(a)		14,707	2
5.767% due 02/15/2040 ~		1,700	1,701
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		71	70
6.000% due 08/25/2036 ^		1,136	1,111
6.000% due 09/25/2036 ^		724	613
6.500% due 09/25/2037 ^		4,939	3,736
7.250% due 09/25/2037 ^(m)		32,755	17,287
Lehman XS Trust
2.152% (US0001M + 0.280%) due 07/25/2037 ~(m)		22,630	14,816
2.372% (US0001M + 0.500%) due 07/25/2047 ~(m)		3,354	2,496
MASTR Adjustable Rate Mortgages Trust
2.072% (LIBOR01M + 0.200%) due 05/25/2047 ~(m)		20,315	16,844
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~		4,361	2,563
MASTR Alternative Loan Trust
2.222% (US0001M + 0.350%) due 03/25/2036 ~		21,465	3,975
2.272% (US0001M + 0.400%) due 03/25/2036 ~		28,371	5,341

Merrill Lynch Mortgage Investors Trust
3.682% due 05/25/2036 ~		7,777	7,545
Morgan Stanley Capital Trust
5.993% due 06/11/2049 ~(m)		2,134	2,166
Morgan Stanley Re-REMIC Trust
3.545% due 09/26/2035 ~		4,998	5,076
3.631% due 07/26/2035 ~(m)		26,634	26,220
3.840% due 01/26/2035 ~(m)		10,563	10,372
3.840% due 02/26/2037 ~(m)		6,041	6,132
6.000% due 04/26/2036 (m)		7,969	7,785
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		2,532	2,209
Motel 6 Trust
8.703% due 08/15/2019 ~(m)		18,963	19,238
Natixis Commercial Mortgage Securities Trust
3.800% due 11/15/2034 ~		2,265	2,277
5.588% due 11/15/2034 ~		555	557
Newgate Funding PLC
0.806% (BP0003M + 0.200%) due 12/15/2050 ~	GBP	1,720	2,177
0.923% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	1,962	2,378
1.173% (EUR003M + 1.500%) due 12/15/2050 ~		3,746	4,480
1.856% (BP0003M + 1.250%) due 12/15/2050 ~	GBP	2,961	4,010
Nomura Resecuritization Trust
8.412% due 09/26/2035 ~		$3,994	3,925
NovaStar Mortgage Funding Trust
2.062% (LIBOR01M + 0.190%) due 09/25/2046 ~		580	519
RBSSP Resecuritization Trust
3.589% due 07/26/2045 ~(m)		20,150	20,126
3.622% due 05/26/2037 ~(m)		7,526	6,729
6.000% due 03/26/2036 ^		7,619	6,375
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 07/25/2036 ~(m)		11,384	7,743
2.062% (US0001M + 0.190%) due 05/25/2037 ~(m)		17,838	16,153
2.283% (12MTA + 1.000%) due 01/25/2046 ^~(m)		6,618	5,882
5.232% due 01/25/2036 ~		733	662
6.000% due 08/25/2035 ^		891	839
6.000% due 06/25/2036		370	342
6.000% due 09/25/2036 ^(m)		5,417	3,899
7.000% due 10/25/2037 (m)		11,013	9,734
Residential Asset Securitization Trust
5.500% due 07/25/2035		904	834
6.250% due 08/25/2037 ^		4,418	2,225
Residential Funding Mortgage Securities, Inc. Trust
5.052% due 08/25/2036 ^~(m)		2,179	1,909
5.850% due 11/25/2035 ^		169	162
6.000% due 04/25/2037 ^		1,622	1,534
Rite Aid Pass-Through Certificates
6.786% due 01/02/2021 «~		9,443	9,544
RiverView HECM Trust
2.550% (T1Y + 0.500%) due 05/25/2047 «~(m)		7,962	6,747
Sequoia Mortgage Trust
2.192% (US0001M + 0.370%) due 07/20/2036 ~(m)		2,752	1,700
3.022% (US0001M + 1.200%) due 10/20/2027 ~		1,030	987
Structured Adjustable Rate Mortgage Loan Trust
3.551% due 02/25/2037 ^~		13,237	10,993
3.631% due 04/25/2047 ~(m)		2,484	1,910
3.749% due 08/25/2036 ~		3,672	2,019
Structured Asset Mortgage Investments Trust
2.062% (US0001M + 0.190%) due 07/25/2046 ^~(m)		19,797	16,993
2.212% (US0001M + 0.340%) due 03/25/2037 ^~		1,389	674
3.420% due 02/25/2036 ~(m)		5,680	5,085
SunTrust Alternative Loan Trust
5.279% (- 1.0*US0001M + 7.150%) due 04/25/2036 ^~(a)		5,098	1,352
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (m)		21,520	12,496
Theatre Hospitals PLC
3.521% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	5,681	7,791
3.521% (BP0003M + 3.000%) due 10/15/2031 ~(m)		11,522	15,801
4.271% (BP0003M + 3.750%) due 10/15/2031 ~		806	1,104
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(m)		$7,080	7,176
WaMu Mortgage Pass-Through Certificates Trust
1.947% (COF 11 + 1.250%) due 07/25/2047 ^~		840	695
2.011% (12MTA + 0.810%) due 07/25/2047 ~(m)		23,271	21,434
2.033% (12MTA + 0.750%) due 06/25/2047 ^~		6,264	2,675
2.163% (12MTA + 0.880%) due 10/25/2046 ^~(m)		505	456
2.292% (US0001M + 0.420%) due 06/25/2044 ~		268	261
3.316% due 02/25/2037 ^~		288	278
3.365% due 03/25/2037 ^~(m)		4,613	4,337
Washington Mutual Mortgage Pass-Through Certificates Trust
2.112% (US0001M + 0.240%) due 01/25/2047 ^~(m)		12,761	11,752
2.472% (US0001M + 0.600%) due 07/25/2036 ^~(m)		7,349	5,241
6.000% due 04/25/2037 ^(m)		3,903	3,795
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~(m)		4,601	4,287
5.750% due 07/25/2037 ^(m)		456	428

Wells Fargo Mortgage Loan Trust
4.153% due 04/27/2036 ~(m)		18,943	17,662
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		188	189
6.000% due 09/25/2036 ^		360	348
6.000% due 04/25/2037 ^(m)		763	771
6.000% due 04/25/2037 ^		524	529
6.000% due 06/25/2037 ^		268	268

Total Non-Agency Mortgage-Backed Securities (Cost $933,760)			1,124,899

ASSET-BACKED SECURITIES 45.8%
ACE Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 08/25/2035 ~		6,375	3,057
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.972% (US0001M + 2.100%) due 09/25/2034 ~		740	723
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		7,781	6,767
American Money Management Corp. CLO Ltd.
9.037% (US0003M + 6.980%) due 12/09/2026 ~(m)		4,200	4,261
Asset-Backed Funding Certificates Trust
2.922% (US0001M + 1.050%) due 03/25/2034 ~		1,275	1,191
Bear Stearns Asset-Backed Securities Trust
2.422% (US0001M + 0.550%) due 06/25/2036 ~(m)		8,846	8,724
2.817% due 10/25/2036 ~		5,081	3,770
BSPRT Issuer Ltd.
6.027% (US0001M + 4.250%) due 06/15/2027 ~		6,000	6,075
C-BASS CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		27,723	2,939
Carlyle Global Market Strategies CLO Ltd.
7.060% (US0003M + 5.300%) due 04/27/2027 ~		1,500	1,507
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~(m)		18,566	12,279
2.092% (US0001M + 0.220%) due 12/25/2036 ~(m)		10,366	5,587
2.572% (US0001M + 0.700%) due 11/25/2046 ~		2,100	1,242
4.979% due 03/25/2036 ^(m)		2,319	1,696
5.852% due 05/25/2036 ^		525	318
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~(m)		24,653	22,438
Conseco Finance Corp.
7.060% due 02/01/2031 ~		4,886	4,880
7.500% due 03/01/2030 ~(m)		8,467	6,388
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~		8,813	8,314
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,288
3.600% due 11/27/2028		1,197	1,480
4.500% due 11/27/2028		1,047	1,296
6.200% due 11/27/2028		1,296	1,603
Coronado CDO Ltd.
3.525% (US0003M + 1.500%) due 09/04/2038 ~		$11,700	8,307
6.000% due 09/04/2038		1,800	1,462
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~(m)		14,460	13,564
2.042% (US0001M + 0.170%) due 06/25/2047 ~(m)		4,230	4,196
2.072% (US0001M + 0.200%) due 06/25/2037 ^~(m)		9,848	8,899
2.072% (US0001M + 0.200%) due 06/25/2047 ~(m)		24,882	20,480
2.132% (US0001M + 0.260%) due 01/25/2046 ^~		34,684	20,088
2.292% (US0001M + 0.420%) due 06/25/2036 ^~(m)		8,000	6,705
2.672% (US0001M + 0.800%) due 03/25/2033 ~		15	15
3.252% (US0001M + 1.380%) due 12/25/2032 ^~		109	113
4.465% due 02/25/2036 ~		91	94
4.774% due 07/25/2036 ~(m)		631	639
5.505% due 04/25/2036 ~		210	209
5.588% due 08/25/2036 ~		223	223
Countrywide Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 03/25/2047 ~(m)		7,655	6,684
2.602% (US0001M + 0.730%) due 04/25/2036 ~(m)		21,300	18,925
3.222% (US0001M + 1.350%) due 11/25/2035 ~		4,937	1,359
4.574% due 10/25/2046 ^~		3,106	2,898
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034 ~		208	211
Crecera Americas LLC
0.000% due 08/31/2020 ~		22,300	22,322
Credit-Based Asset Servicing and Securitization LLC
6.250% due 10/25/2036 (m)		10,800	11,275
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	875	1,028
ECAF Ltd.
4.947% due 06/15/2040		$2,403	2,443
EMC Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 12/25/2042 ~		24	24
2.812% (LIBOR01M + 0.940%) due 04/25/2042 ~(m)		3,730	3,694
5.247% (LIBOR01M + 3.375%) due 04/25/2042 ~		2,813	2,440
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~		5,000	4,426

2.372% (US0001M + 0.500%) due 12/25/2035 ~(m)	23,487	21,881
Glacier Funding CDO Ltd.
2.057% (US0003M + 0.270%) due 08/04/2035 ~	10,522	2,594
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037	3,799	3,773
GSAMP Trust
3.747% (US0001M + 1.875%) due 06/25/2034 ~(m)	1,496	1,454
HART, Inc.
0.010% due 12/15/2022 «	7,500	6,683
Hout Bay Corp.
1.936% (LIBOR01M + 0.250%) due 07/05/2041 ~	35,980	11,244
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.174% due 12/25/2031 ^	742	275
JPMorgan Mortgage Acquisition Corp.
2.492% (US0001M + 0.620%) due 12/25/2035 ~(m)	16,459	15,702
KGS Alpha SBA Trust
1.020% due 04/25/2038 «~(a)	2,709	71
Lehman XS Trust
6.170% due 06/24/2046 (m)	3,120	3,184
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 02/25/2036 ~(m)	11,097	9,401
2.392% (US0001M + 0.520%) due 08/25/2045 ~(m)	30,882	30,123
2.577% (US0001M + 0.705%) due 11/25/2035 ~(m)	16,553	13,202
2.922% (US0001M + 1.050%) due 02/25/2034 ~	147	146
2.922% (US0001M + 1.050%) due 06/25/2035 ~(m)	32,300	30,113
Magnetite Ltd.
6.672% (US0003M + 4.950%) due 04/15/2026 ~	2,100	2,103
Mastr Asset Backed Securities Trust
2.022% (US0001M + 0.150%) due 03/25/2036 ~(m)	8,956	6,564
2.442% (US0001M + 0.570%) due 01/25/2036 ~(m)	400	391
Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (m)	5,922	6,774
Morgan Stanley ABS Capital, Inc. Trust
1.972% (US0001M + 0.100%) due 11/25/2036 ~(m)	1,830	1,265
2.202% (US0001M + 0.330%) due 02/25/2037 ~(m)	6,368	4,259
2.907% (US0001M + 1.035%) due 01/25/2035 ~	2,045	981
Morgan Stanley Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~(m)	32,082	21,463
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	37,800	19,665
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	3,543	3,752
8.490% due 10/15/2030 ^	1,274	457
Ocean Trails CLO
6.920% due 08/13/2025 ~	1,500	1,504
Option One Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 01/25/2036 ~(m)	20,000	17,035
Popular ABS Mortgage Pass-Through Trust
3.122% (US0001M + 1.250%) due 08/25/2035 ~	3,663	3,780
Residential Asset Mortgage Products Trust
2.847% (US0001M + 0.975%) due 04/25/2034 ~(m)	5,874	5,746
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~	11,000	9,062
Saxon Asset Securities Trust
2.322% (US0001M + 0.450%) due 11/25/2037 ~(m)	13,000	12,156
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)	11	10,921
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)	9	7,271
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)	80	1,609
0.000% due 01/25/2039 «(h)	9,180	5,072
0.000% due 05/25/2040 «(h)	9,300	5,185
0.000% due 07/25/2040 «(h)	47	2,756
0.000% due 09/25/2040 «(h)	4,003	2,322
Soloso CDO Ltd.
2.024% (US0003M + 0.320%) due 10/07/2037 ~	4,800	3,866
Sorin Real Estate CDO Ltd.
1.702% (US0003M + 0.530%) due 10/28/2046 ~	1,268	1,264
Sound Point CLO Ltd.
6.594% (US0003M + 4.850%) due 01/23/2027 ~	1,000	1,006
Soundview Home Loan Trust
2.152% (US0001M + 0.280%) due 06/25/2037 ~(m)	9,104	6,767
2.372% (US0001M + 0.500%) due 03/25/2036 ~(m)	16,905	15,595
South Coast Funding Ltd.
1.964% (LIBOR03M + 0.260%) due 01/06/2041 ~	10,420	2,748
1.964% (LIBOR03M + 0.260%) due 01/06/2041 ~(m)	147,513	38,899
Structured Asset Securities Corp.
6.123% (US0001M + 6.000%) due 05/25/2032 ^~(m)	7,391	6,180
Symphony CLO Ltd.
6.322% (US0003M + 4.600%) due 07/14/2026 ~(m)	4,400	4,380
Tropic CDO Ltd.
1.679% (US0003M + 0.320%) due 07/15/2036 ~	5,282	4,754

2.602% (US0003M + 0.880%) due 07/15/2034 ~(m)		22,500	21,319

Total Asset-Backed Securities (Cost $622,105)			681,263

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	13,491	11,504
3.375% due 01/15/2023		400	488
3.875% due 01/15/2022		3,000	3,799
5.250% due 01/15/2028		300	361
6.250% due 11/09/2047		300	343
7.820% due 12/31/2033		13,601	18,929
22.844% (BADLARPP) due 10/04/2022 ~	ARS	138	11
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		146,454	7,474
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		500	25
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		2,300	119
27.250% due 06/21/2020 ~		342,227	18,097
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	23	29
4.900% due 09/15/2021		50	68
4.950% due 02/11/2020		50	66
Paraguay Government International Bond
5.600% due 03/13/2048 (m)		$700	714
Peru Government International Bond
6.350% due 08/12/2028	PEN	6,600	2,299
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$590	172
9.250% due 09/15/2027 ^(e)		734	240

Total Sovereign Issues (Cost $64,971)			64,738

	SHARES
COMMON STOCKS 1.8%
CONSUMER DISCRETIONARY 1.0%
Caesars Entertainment Corp. (f)		1,283,486	14,439
Desarrolladora Homex S.A.B. de C.V. (f)		719,113	15
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		95,515	35

			14,489

ENERGY 0.7%
Dommo Energia S.A. «(f)(k)		14,555,778	4,409
Dommo Energia S.A. SP - ADR «		2,627	102
Ocean Rig UDW, Inc. (f)		237,414	5,990

			10,501

FINANCIALS 0.1%
TIG FinCo PLC «(k)		662,196	1,115

UTILITIES 0.0%
Eneva S.A. (f)(k)		10,054	40

Total Common Stocks (Cost $32,088)			26,145

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
VICI Properties, Inc. (k)		594,589	10,893

Total Real Estate Investment Trusts (Cost $7,462)			10,893

SHORT-TERM INSTRUMENTS 7.8%
REPURCHASE AGREEMENTS (l) 6.1%			91,806

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	7,300	320
25.700% due 07/18/2018		14,000	649
26.100% due 05/16/2018		1,380	67
26.150% due 05/16/2018		3,700	179
26.250% due 05/16/2018		7,030	340

26.400% due 04/18/2018 - 05/16/2018	13,120	643
26.450% due 04/18/2018 - 05/16/2018	5,100	249

		2,447

ARGENTINA TREASURY BILLS 0.1%
11.366% due 04/18/2018 - 09/14/2018 (g)(h)	44,980	2,146

U.S. TREASURY BILLS 1.4%
1.427% due 04/19/2018 - 04/26/2018 (g)(h)(m)(o)(q)	$20,264	20,243

Total Short-Term Instruments (Cost $116,807)		116,642

Total Investments in Securities (Cost $2,314,910)		2,564,111

Total Investments 172.2% (Cost $2,314,910)		$2,564,111
Financial Derivative Instruments (n)(p) (0.8)% (Cost or Premiums, net $(47,330))		(12,231)
Other Assets and Liabilities, net (71.4)%		(1,062,535)

Net Assets 100.0%		$1,489,345

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO ClosedEnd - PDILS I LLC, which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$4	0.00%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	380	4,409	0.30
Eneva S.A.	12/21/2017	43	40	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	11,062	0.74
Silicon Valley 1.000% due 11/09/2024 †	01/09/2018	5,540	5,540	0.37
TIG FinCo PLC	04/02/2015	982	1,115	0.07
VICI Properties, Inc.	02/25/2015 - 11/20/2017	7,462	10,893	0.73

		$24,607	$33,063	2.21%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.720%	03/13/2018	04/02/2018	$10,000	U.S. Treasury Notes 1.000% due 08/15/2018	$(10,206)	$10,000	$10,010
FICC	1.250	03/29/2018	04/02/2018	5,306	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(5,413)	5,306	5,306
IND	1.900	03/29/2018	04/02/2018	76,500	U.S. Treasury Notes 3.750% due 11/15/2018	(78,065)	76,500	76,516

Total Repurchase Agreements						$(93,684)	$91,806	$91,832

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	2.400%	04/09/2018	06/01/2018			$(1,844)	$(1,844)
	2.500	01/11/2018	04/11/2018			(2,621)	(2,636)
	2.600	02/16/2018	05/16/2018			(4,350)	(4,364)
	2.740	02/20/2018	05/18/2018			(10,820)	(10,854)
	2.752	01/25/2018	04/25/2018			(21,567)	(21,677)
	2.811	02/09/2018	05/09/2018			(4,651)	(4,670)
	3.248	03/21/2018	06/21/2018			(23,091)	(23,116)
BPS	0.800	03/13/2018	04/13/2018		GBP	(2,234)	(3,136)
	0.800	03/26/2018	04/26/2018			(4,239)	(5,948)
	2.634	02/27/2018	05/29/2018			$(780)	(782)
	2.640	03/19/2018	06/19/2018			(9,161)	(9,170)
	2.670	03/19/2018	06/19/2018			(10,648)	(10,659)
	2.959	01/11/2018	04/11/2018			(2,826)	(2,845)
	3.117	03/01/2018	06/01/2018			(61,298)	(61,468)
	3.245	03/19/2018	06/19/2018			(17,059)	(17,081)
BRC	2.400	03/01/2018	06/01/2018			(2,573)	(2,579)
	2.400	03/08/2018	04/09/2018			(2,041)	(2,044)
	2.789	02/02/2018	05/02/2018			(6,016)	(6,044)
	3.072	01/17/2018	01/17/2019			(2,769)	(2,770)
	3.293	06/27/2017	TBD	(3)		(27,448)	(27,463)
	3.299	07/21/2017	07/05/2019			(2,091)	(2,142)
	3.704	01/05/2018	06/27/2019			(4,046)	(4,082)
DBL	3.589	03/12/2018	06/12/2018			(34,076)	(34,147)
GLM	3.056	02/28/2018	05/30/2018			(5,128)	(5,142)
JML	0.820	03/15/2018	05/15/2018		GBP	(3,455)	(4,850)
	0.900	01/25/2018	04/25/2018			(12,866)	(18,081)
	1.250	03/14/2018	TBD	(3)		$(604)	(604)
	2.300	03/09/2018	04/09/2018			(24,678)	(24,716)
JPS	2.818	12/01/2017	06/01/2018			(4,427)	(4,469)
	2.859	01/11/2018	04/11/2018			(12,860)	(12,943)
MSB	2.920	05/01/2017	05/01/2018			(43,588)	(43,815)
	3.067	08/25/2017	08/27/2018			(40,811)	(40,953)
	3.067	08/29/2017	08/29/2018			(75,540)	(75,752)
	3.187	02/05/2018	02/05/2019			(13,316)	(13,382)
	3.589	02/15/2018	08/27/2018			(4,467)	(4,483)
NOM	2.250	03/29/2018	04/12/2018			(488)	(488)
	2.450	03/08/2018	04/09/2018			(3,041)	(3,046)
	2.450	03/12/2018	04/12/2018			(16,924)	(16,948)
	2.500	03/22/2018	04/23/2018			(796)	(797)
	3.043	02/07/2018	08/07/2018			(12,200)	(12,256)
	3.336	08/04/2017	TBD	(3)		(21,953)	(22,065)
RCE	1.420	01/18/2018	04/18/2018		GBP	(14,352)	(20,194)
RCY	2.810	10/04/2017	04/04/2018			$(7,267)	(7,369)
	2.920	11/15/2017	05/15/2018			(6,524)	(6,597)
	3.010	12/08/2017	06/08/2018			(8,288)	(8,368)
	3.070	01/12/2018	04/12/2018			(15,823)	(15,931)
	3.200	01/18/2018	07/18/2018			(194)	(195)
RDR	2.090	01/10/2018	04/10/2018			(6,827)	(6,860)
	2.470	02/02/2018	05/02/2018			(5,914)	(5,938)
	2.820	03/19/2018	06/19/2018			(2,148)	(2,150)
RTA	2.616	10/06/2017	04/06/2018			(3,151)	(3,192)
	2.651	10/23/2017	04/23/2018			(1,570)	(1,589)
	2.732	11/21/2017	05/21/2018			(13,897)	(14,036)
	2.733	07/20/2017	07/20/2018			(3,411)	(3,477)
	2.761	12/07/2017	06/07/2018			(12,671)	(12,784)
	2.814	10/31/2017	05/01/2018			(6,974)	(7,057)
	2.824	06/09/2017	06/08/2018			(8,072)	(8,260)
	2.827	05/30/2017	05/29/2018			(7,688)	(7,873)
	2.828	06/12/2017	06/11/2018			(9,546)	(9,767)
	2.832	12/21/2017	06/21/2018			(16,984)	(17,120)
	2.851	07/10/2017	07/09/2018			(10,311)	(10,528)
	2.875	04/27/2017	04/26/2018			(18,416)	(18,916)
	2.886	05/15/2017	05/14/2018			(35,535)	(36,452)
	2.888	05/11/2017	05/07/2018			(26,742)	(27,441)
	2.892	04/05/2017	04/05/2018			(6,548)	(6,738)
	2.892	04/06/2017	04/05/2018			(27,266)	(28,057)
	2.898	04/12/2017	04/05/2018			(6,857)	(7,053)
	2.938	01/16/2018	07/16/2018			(4,851)	(4,881)
	2.945	11/22/2017	05/22/2018			(3,270)	(3,305)
	3.075	12/26/2017	06/22/2018			(4,141)	(4,175)
	3.080	10/31/2017	TBD	(3)		(1,710)	(1,719)
	3.592	03/20/2018	09/20/2018			(1,210)	(1,212)
SBI	2.641	01/24/2018	04/24/2018			(1,974)	(1,984)
	2.920	02/12/2018	05/14/2018			(21,483)	(21,568)
SOG	0.150	03/23/2018	04/23/2018		EUR	(4,392)	(5,404)
	2.230	01/11/2018	04/11/2018			$(1,517)	(1,525)
	2.290	02/12/2018	05/14/2018			(2,314)	(2,321)
	2.350	03/01/2018	06/01/2018			(9,120)	(9,139)
	2.440	03/14/2018	06/14/2018			(1,183)	(1,185)
	2.440	03/16/2018	06/14/2018			(530)	(531)
	2.559	07/12/2017	07/12/2018			(2,721)	(2,737)
	2.770	02/12/2018	05/14/2018			(32,569)	(32,692)
	2.838	12/14/2017	06/14/2018			(14,816)	(14,838)
	2.909	10/12/2017	04/12/2018			(10,566)	(10,626)
	2.928	10/27/2017	04/27/2018			(6,874)	(6,909)
	2.972	11/16/2017	05/16/2018			(6,935)	(6,961)
	3.050	02/08/2018	08/08/2018			(24,526)	(24,636)
	3.070	02/12/2018	08/13/2018			(10,102)	(10,144)
UBS	1.416	10/27/2017	04/27/2018		GBP	(8,860)	(12,504)
	2.330	03/14/2018	04/13/2018			$(4,438)	(4,443)
	2.370	03/12/2018	06/13/2018			(3,971)	(3,977)
	2.410	03/21/2018	06/12/2018			(1,338)	(1,339)
	2.560	02/28/2018	05/31/2018			(5,222)	(5,234)
	2.620	03/12/2018	06/13/2018			(453)	(454)
	2.680	02/15/2018	05/15/2018			(6,535)	(6,557)
	2.841	01/25/2018	04/25/2018			(1,637)	(1,646)
	2.900	02/09/2018	05/09/2018			(3,756)	(3,772)

Total Reverse Repurchase Agreements							$(1,068,671)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.750%	02/15/2028	$1,000	$(998)	$(1,003)

Total Short Sales (0.1)%				$(998)	$(1,003)

(m)	Securities with an aggregate market value of $1,365,663 and cash of $1,008 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,075,277) at a weighted average interest rate of 2,.657%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	8.984%	$14,700	$(506)	$(592)	$(1,098)	$0	$(7)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	14.196	1,200	(162)	(147)	(309)	0	(1)
Navient Corp.	5.000	Quarterly	12/20/2021	1.999	4,600	230	256	486	0	(6)

						$(438)	$(483)	$(921)	$0	$(14)

Interest Rate Swaps

											Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	12/21/2021	$		117,200	$(3,303)	$(1,234)	$(4,537)	$13	$0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023			177,200	3,327	(11,860)	(8,533)	141	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026			303,000	7,433	(30,768)	(23,335)	466	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027			91,250	1,071	(2,874)	(1,803)	181	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027			7,200	110	(232)	(122)	14	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036			110,300	(11,005)	16,463	5,458	0	(459)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043			76,400	(255)	2,104	1,849	0	(413)
Receive	3-Month USD-LIBOR	3.750	Semi-Annual	06/18/2044			12,200	(2,516)	349	(2,167)	0	(75)
Receive	3-Month USD-LIBOR	3.500	Semi-Annual	12/17/2044			44,200	(6,956)	1,180	(5,776)	0	(267)
Receive	3-Month USD-LIBOR	3.250	Semi-Annual	06/17/2045			45,600	(3,730)	(30)	(3,760)	0	(272)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045			3,800	(52)	104	52	0	(20)
Receive (4)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		EUR	1,200	1	1	2	0	(1)
Receive (4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028			20,400	(286)	(159)	(445)	0	(25)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		GBP	52,170	1,195	(859)	336	0	(274)

								$(14,966)	$(27,815)	$(42,781)	$815	$(1,806)

Total Swap Agreements								$(15,404)	$(28,298)	$(43,702)	$815	$(1,820)

(o)	Securities with an aggregate market value of $2,294 and cash of $23,752 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	ARS	310		$15	$0	$0
	04/2018	EUR	2,832		3,501	17	0
	04/2018		$572	RUB	33,425	10	0
	05/2018	ARS	6,270		$300	0	(4)
	05/2018		$284	ARS	5,420	0	(20)
BPS	04/2018	ARS	2,450		$118	0	(3)
	04/2018	BRL	2,848		857	0	(6)
	04/2018		$874	BRL	2,848	0	(11)
	05/2018	BRL	2,848		$872	11	0
	05/2018	PEN	6,078		1,860	0	(22)
	05/2018		$851	ARS	16,272	0	(60)
BRC	04/2018	ARS	400		$20	0	0
	05/2018		1,200		57	0	(1)
CBK	04/2018		4,700		232	1	0
	04/2018	EUR	1,588		1,962	8	0
	04/2018	GBP	105,661		148,603	360	0
	04/2018	RUB	391,293		6,779	0	(40)
	04/2018		$4,699	GBP	3,360	15	0
	04/2018		6,772	RUB	391,294	40	0
	05/2018	ARS	940		$46	0	0
	05/2018	NZD	4,816		3,522	42	0
	05/2018		$962	RUB	55,087	0	(5)
DUB	04/2018		6,294		357,869	0	(58)
	05/2018	PEN	1,553		$475	0	(6)
FBF	04/2018	ARS	990		48	0	0
	04/2018		$113,156	EUR	91,365	0	(736)
	05/2018	EUR	91,365		$113,390	738	0
	05/2018		$5,298	RUB	300,107	0	(90)
GLM	04/2018		1,133	EUR	928	9	0
	04/2018		1,419	GBP	1,003	0	(12)
HUS	04/2018	ARS	3,500		$171	0	(2)
	04/2018		$144,035	GBP	101,298	0	(1,913)
	05/2018	ARS	1,350		$65	0	(1)
	05/2018	GBP	101,298		144,209	1,912	0
	05/2018		$1,036	RUB	59,908	3	0
JPM	04/2018	BRL	2,848		$871	9	0
	04/2018		$857	BRL	2,848	6	0
MSB	04/2018	ARS	2,570		$124	0	(2)
	04/2018	EUR	87,873		108,728	605	0
	05/2018	ARS	180,651		8,615	0	(131)
	05/2018		$473	ARS	9,029	0	(34)
RYL	04/2018	ARS	400		$20	0	0
SOG	04/2018		400		20	0	0
	06/2018		$393	RUB	22,873	4	0

Total Forward Foreign Currency Contracts						$3,790	$(3,157)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	$4,600	$(1,243)	$1,213	$0	$(30)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458	100	(15)	13	0	(2)
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221	800	(218)	213	0	(5)
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221	3,931	(1,070)	1,045	0	(25)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458	500	(78)	70	0	(8)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	900	49	48	97	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965	240	(34)	34	0	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221	7,200	(1,968)	1,922	0	(46)
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	5,000	420	115	535	0

							$(4,157)	$4,673	$632	$(116)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$2,700	$(178)	$(218)	$0	$(396)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,500	(439)	(12)	0	(451)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,398	(24,350)	16,683	0	(7,667)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	0	0	(11)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	400	(48)	(11)	0	(59)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	600	(55)	(14)	0	(69)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,500	(234)	6	0	(228)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	5,400	(275)	39	0	(236)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,200	(294)	(230)	0	(524)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,600	(361)	(607)	0	(968)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,700	(839)	(24)	0	(863)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	700	(86)	9	0	(77)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(117)	(206)	0	(323)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,900	(482)	(21)	0	(503)

						$(27,769)	$15,394	$0	$(12,375)

Total Swap Agreements						$(31,926)	$20,067	$632	$(12,491)

(q)	Securities with an aggregate market value of $12,961 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$41,214	$6,238	$47,452
Corporate Bonds & Notes
Banking & Finance	0	135,948	20,548	156,496
Industrials	0	195,395	780	196,175
Utilities	0	46,733	0	46,733
Convertible Bonds & Notes
Industrials	0	7,682	0	7,682
Municipal Bonds & Notes
Illinois	0	1,979	0	1,979
West Virginia	0	5,812	0	5,812
U.S. Government Agencies	0	77,202	0	77,202
Non-Agency Mortgage-Backed Securities	0	1,100,969	23,930	1,124,899
Asset-Backed Securities	0	639,373	41,890	681,263
Sovereign Issues	0	64,738	0	64,738
Common Stocks
Consumer Discretionary	14,489	0	0	14,489
Energy	5,990	0	4,511	10,501
Financials	0	0	1,115	1,115
Utilities	40	0	0	40
Real Estate Investment Trusts
Real Estate	10,893	0	0	10,893
Short-Term Instruments
Repurchase Agreements	0	91,806	0	91,806
Short-Term Notes	0	2,447	0	2,447
Argentina Treasury Bills	0	2,146	0	2,146
U.S. Treasury Bills	0	20,243	0	20,243

Total Investments	$31,412	$2,433,687	$99,012	$2,564,111

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,003)	$0	$(1,003)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	815	0	815
Over the counter	0	4,422	0	4,422
	$0	$5,237	$0	$5,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,820)	0	(1,820)
Over the counter	0	(15,648)	0	(15,648)
	$0	$(17,468)	$0	$(17,468)

Total Financial Derivative Instruments	$0	$(12,231)	$0	$(12,231)

Totals	$31,412	$2,420,453	$99,012	$2,550,877

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,076	$6,238	$(4,088)	$10	$(1,307)	$362	$0	$(53)	$6,238	$0
Corporate Bonds & Notes
Banking & Finance	20,494	0	0	32	0	22	0	0	20,548	22
Industrials	23,271	1,453	(10,707)	1	109	1,740	4	(15,091)	780	(7)
Non-Agency Mortgage-Backed Securities	28,497	0	(4,375)	11	1,831	(2,034)	0	0	23,930	(483)
Asset-Backed Securities	52,450	9,765	0	718	0	(1,378)	0	(19,665)	41,890	(3,160)
Common Stocks
Energy	0	380	0	0	0	4,131	0	0	4,511	4,131
Financials	841	0	0	0	0	274	0	0	1,115	274

Totals	$130,629	$17,836	$(19,170)	$772	$633	$3,117	$4	$(34,809)	$99,012	$777

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$5,540	Cost	Cost	100.000
	698	Third Party Vendor	Broker Quote	100.250 - 100.375
Corporate Bonds & Notes Banking & Finance	11,062	Reference Instrument	OAS Spread	490.400	bps
	9,486	Reference Instrument	Spread Movement	318.000	bps
Industrials	776	Reference Instrument	Yield	9.773
	4	Proxy Pricing	Base Price	0.150
Non-Agency Mortgage-Backed Securities	14,974	Proxy Pricing	Base Price	4.700 - 102.500
	8,956	Third Party Vendor	Broker Quote	84.750 - 87.250
Asset-Backed Securities	41,890	Proxy Pricing	Base Price	2.609 - 100,000.000
Common Stocks
Energy	4,511	Other Valuation Techniques (2)	—	—
Financials	1,115	Discounted Cash flow	Discounted Rate	$1.200

Total	$99,012

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
01/09/2018	$1,489,345	$5,565	0.4%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	RTA	Bank of New York Mellon Corp.
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPS	JP Morgan Securities, Inc.	SBI	Citigroup Global Markets Ltd.
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	NZD	New Zealand Dollar	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR01M	1 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	T1Y	1 Year Treasury
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	May 29, 2018